VALUE ADDED TAXES RECOVERABLE (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)
VALUE ADDED TAXES RECOVERABLE
Current portion	$ 8,482		$ 15,571
Long term portion			826
Total	8,482		16,397
Non current value added tax receivables under dispute	0		800
Value added taxes and interest received	8,368	$ 8.4
Interest on IVA refunds	4,100
Write-off	$ 800		$ 0